Note 2 - Assumptions for Stock Options Granted (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Expected term (years)	5 years	5 years
Expected volatility	47.20%	49.00%
Risk-free rate	1.50%	0.90%
Expected dividends
Maximum [Member]
Expected term (years)	6 years 109 days	6 years 292 days
Expected volatility	54.20%	54.00%
Risk-free rate	2.00%	2.10%
Expected dividends